Consolidated Statements of Loss and Comprehensive Loss - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Profit or loss [abstract]
Revenue	$ 6,481,910	$ 7,545,488	$ 5,989,772
Cost of sales	(5,092,011)	(5,677,317)	(4,409,655)
Gross profit	1,389,899	1,868,171	1,580,117
EXPENSES
Amortization and depreciation	1,142,165	1,008,321	1,280,122
Development expenses	339,828	846,242	560,236
Selling and marketing	4,723,309	4,504,992	3,691,844
General and administrative	7,435,016	4,932,450	2,857,550
Inventory impairment	813,205	3,087,999	1,571,649
Loss from water damage	544,967
Bad debts (recovered)	86,103	930,971	1,530,667
Impairment of intangibles		4,739,286	293,000
Impairment of goodwill		852,037
Share-based payments	2,888,704	1,338,931	517,678
Total operating expenses	17,973,297	22,241,229	12,302,746
Net operating loss	(16,583,398)	(20,373,058)	(10,722,629)
OTHER EXPENSES
Finance expense	181,413	1,984,040	1,744,273
Foreign exchange	586,794	108,632	(290,401)
Change in fair value of convertible promissory note	4,794,710	295,492
Change in fair value of warrant liability	(8,245,662)	(390,322)
Transaction costs	1,398,598	1,254,642	1,414,616
Total other expenses	(1,284,147)	3,252,484	2,868,488
Recovery of income taxes
Net loss for the year	(15,299,251)	(23,625,542)	(13,591,117)
Other comprehensive income
Translation adjustment	137,609	138,764	2,887
Comprehensive loss for the year	$ (15,161,642)	$ (23,486,778)	$ (13,588,230)
Weighted average shares (in Shares)	20,912,391	4,849,250	1,484,898
Basic and diluted loss per share (in Dollars per share)	$ (0.73)	$ (4.87)	$ (9.15)